H5 Fees to auditors	12 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
H5 Fees to auditors

Fees to auditors

Fees to auditors
2022	Deloitte	Others	Total
Audit fees	163	7	170
Audit-related fees	7	2	9
Tax fees	2	11	13
Other fees	1	22	23
Total	173	42	215
2021	Deloitte	Others	Total
Audit fees	132	8	140
Audit-related fees	9	1	10
Tax fees	2	6	8
Other fees	1	2	3
Total	144	17	161
2020	Deloitte	Others	Total
Audit fees	97	9	106
Audit-related fees	8	—	8
Tax fees	4	6	10
Other fees	5	2	7
Total	114	17	131
At the 2022 Annual General Meeting Deloitte was appointed auditor for the period until the 2023 Annual General Meeting.
The audit-related services include quarterly reviews and assurance on Ericsson’s Sustainability and Corporate Responsibility report. The tax services include corporate tax compliance work. Other services include work related to agreed-upon-procedures engagements.